Related Party Transactions - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 26, 2019	Sep. 30, 2019	Mar. 31, 2019	Jul. 17, 2019	Jun. 11, 2019
Related Party Transaction [Line Items]
Due to related parties		$ 3,057,298	$ 58,556
Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 2,500,000			$ 2,906,750	$ 5,000,000
Prepayment of related party debt	$ 2,500,000
Due to related parties Other payables		150,548
Service Agreements [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts		613,086	2,270,961
Partners capital contributions		551,027	2,230,398
Service Agreements [Member] | Roivant Sciences Ltd. (RSL) [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 62,059	$ 40,563